Equity Line of Credit - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
		Aug. 31, 2022	Jun. 30, 2023	Mar. 31, 2023		Jun. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, value	[1]		$ 2			$ 2	$ 1
Equity line financing arrangement, value of shares sold			55	$ 1,108
Amount available to draw			$ 98,837			98,837
General and Administrative [Member]
Class of Stock [Line Items]
Commitment fee payable amount							2,500
Common Stock [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount						$ 1,000	1,000
Commitment fee, equity line financing, shares issued				218,842	[2]	218,842
Equity line financing arrangement, shares sold	[2]		26,993	378,006
Accrued Expense [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount						$ 1,500	$ 1,500
Tumim Stone Capital [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount		$ 1,000
Equity line financing arrangement, shares sold			26,993			404,999
Equity line financing arrangement, value of shares sold			$ 55			$ 1,162
Common Stock Purchase Agreement [Member] | Tumim Stone Capital [Member]
Class of Stock [Line Items]
Commitment fee payable amount		2,500
Common stock, value		$ 100,000
Cash [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount						$ 500

[1]	Retroactively restated to give effect to the reverse recapitalization
[2]	(1) Retroactively restated to give effect to the reverse recapitalization